Parent company accounts - Income Statement (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Fee and commission expense		£ 2,745	£ 1,994	£ 1,758
Net trading income		7,624	5,788	7,076
Fee and commission income		8,171	8,581	7,417
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Fee and commission expense	[1]	850	656	936
Net trading income	[1]	5,791	3,786	4,770
Fee and commission income	[1]	2,949	2,989	2,825
Dividends paid to equity holders of parent, classified as financing activities		£ 1,862	1,174	610
Barclays Bank PLC | Increase (decrease) due to voluntary changes in accounting policy
Condensed Statement of Income Captions [Line Items]
Fee and commission expense			(2,072)	(2,241)
Net trading income			(789)	(1,296)
Fee and commission income			£ (1,283)	£ (945)

[1]	From 2022, Barclays Bank PLC has changed its presentation of transfer pricing arrangements to align with the policies being used across rest of the Barclays Group. The change impacts transfer pricing and sales credits earned or paid when affiliate entities act as recipients or payers of such transactions. Transfer pricing and sales credits will be shown within net trading income or fees and commission income depending on the nature of the transaction. Transfer pricing and sales credits previously recognised in fees and commission expense (2021:£2,072m; 2020: £2,241m) have been re-presented, resulting in a reduction in net trading income (2021:£789m; 2020: £1,296m) and fees and commission income (2021:£1,283; 2020: £945m). There is no impact on total income reported.